UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2000


Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    F.W. Thompson Co., Ltd.
Address: One St. Clair Avenue West
         Toronto, Canada  M4V 1K6


Form 13F File Number: 28-04275

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jill Thompson
Title:   Treasurer
Phone:   (416)515-9500

Signature, Place, and Date of Signing:

/s/ Jill Thompson               Lake Placid, New York          August 10, 2000
-----------------------------   ---------------------          ---------------
        [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:             28

Form 13F Information Table Value Total:            $124,089.84
                                                   (thousands)


List of Other Included Managers:

Sterling Management [1985] Limited

 FORM 13F INFORMATION TABLE - F.W. THOMPSON CO. LTD. (quarter ending 6/30/2000)

         COLUMN 1               COLUMN 2    COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6     COLUMN 7       COLUMN 8
                                                                   SHRS OR
                                TITLE                   VALUE      PRN        SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS    CUSIP       (X$1000)   AMOUNT     PRN  CALL  DISCRETION   MANAGERS  SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                     COM         002824100    7,608       170,000  SH         SOLE         N/A        70,000  100,000
ALCATEL                         SPONSORED   013904305    2,161        32,500  SH         SOLE         N/A        32,500
                                 ADR
ALLEGIENCE TELECOM INC          COM         01747T102      320         5,000  SH         SOLE         N/A         5,000
BANK OF AMERICA CORP            COM         060505104   15,138       350,000  SH         SOLE         N/A       150,000  200,000
CABLETRON  SYS INC              COM         126920107    8,353     1,111,900  SHS        SOLE         N/A       611,900  500,000
CELLTECH GROUP PLC              SPONSORED   151158102        1            17  SHS        SOLE         N/A            17
                                 ADR
CHASE MANHATTAN CORP NEW        COM         16161A108      783        17,000  SH         SOLE         N/A        17,000
CHINA SOUTHN AIRLS LTD          SPON ADR    169409109      314        26,600  SH         SOLE         N/A        26,600
                                 CL H
ECLIPSYS CORP                   COM         278856109    3,059       407,800  SH         SOLE         N/A       307,800  100,000
ERICSSON LM TEL CO              ADR CLB     294821400    1.840        92,000  SH         SOLE         N/A        92,000
                                 SEKI O
FEDEX CORP                      COM         31428X106    4,750       125,000  SH         SOLE         N/A        25,000  100,000
FREEPORT-MCMORAN COPPER & GOLD  CLA         35671D105      133        10,000  SH         SOLE         N/A        10,000
GOLD FIELDS LTD NEW             COM         38059T106    1,457       370,000  SH         SOLE         N/A       370,000
HYPERFEED TECHONOLOGIES INC     COM         44913S102       29         8,000  SH         SOLE         N/A         8,000
ING GROEP NV                    SPONSORED   456837103    1,755        26,000  SH         SOLE         N/A        26,000
                                 ADR
INTERSIL HLDG CORP              CL A        46069S109   23,815       440,500  SH         SOLE         N/A       240,500  200,000
LUCENT TECHNOLOGIES INC         COM         549463107   23,882       406,500  SH         SOLE         N/A       306,500  100,000
MERRILL LYNCH & CO INC          COM         590188108   10,350        90,000  SH         SOLE         N/A        90,000
METLIFE INC                     COM         59156R108    1,706        81,000  SH         SOLE         N/A         6,000   75,000
NORTHPOINT COMMUNICATIONS HLDG  COM         666610100    1,217       108,800  SH         SOLE         N/A       108,800
PICO HLDGS                      COM NEW     693366205    4,862       345,738  SH         SOLE         N/A       195,738  150,000
SCHOOL SPECIALTY INC            COM         807863105    2,320       125,000  SH         SOLE         N/A        25,000  100,000
SOLA INTL INC                   COM         834092108    1,337       274,300  SH         SOLE         N/A       118,300  156,000
STARMEDIA NETWORK INC           COM         855546107      481        25,500  SH         SOLE         N/A        25,000
TELLABS INC                     COM         879664100    1,369        20,000  SH         SOLE         N/A        20,000
UNITED PARCEL SERVICE INC       CL B        911312106    5,900       100,000  SH         SOLE         N/A        25,000   75,000
WASHINGTON MUT INC              COM         939322103      624        21,600  SH         SOLE         N/A        21,600
WEBVAN GROUP INC                COM         94845V103      364        50,000  SH         SOLE         N/A                 50,000